RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 02, 2024	Jan. 26, 2022	Dec. 31, 2021	Dec. 01, 2020
Related Party Transaction [Line Items]
Paid-in-kind interest	$ 20,157	$ 19,936	$ 80,851	$ 80,849
Accured interest payable	109,777	13,894	56,050	54,755
Accrued interest related party	261,015						$ 31,657
Interest payable	2,790,013	$ 190,663	246,714	107,882
Deposits paid				$ 98,480
Ownership interest percentage				15.00%
Deposits			95,872
Remaining deposits			0
Related Party [Member]
Related Party Transaction [Line Items]
Notes payable, related parties, current	1,617,000		1,617,000	$ 1,617,000		$ 40,000
Accrued expenses related party	3,610,858		3,516,411	3,082,363
Accrued interest related party	2,790,013		2,680,236	2,276,454
Interest payable	2,790,013		2,680,236
Accounts payable related party	286,929		388,001	356,191
Accounts payable and accrued expenses	6,687,800		6,584,648	5,715,008
Royalty agreement payable - related party	65,292		65,292	65,292
Senior Staff [Member]
Related Party Transaction [Line Items]
Accrued expenses related party			3,516,411	$ 3,082,363
Accounts payable related party	$ 3,610,858		$ 3,516,411
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accrued expenses related party					$ 90,000
Chief Executive Officer [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Notes payable, related parties, current								$ 1,657,000
Loans received bear interest								3.00%